Recapitalization (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 08, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Recapitalization [Line Items]
Voting rights		one
Owned shares least percentage		80.00%
Vesting shares		1,380,736
Vested shares		2,537,602
Aggregate purchase price (in Dollars)	$ 5.0
Gross proceeds (in Dollars)		$ 7.5
Transaction costs (in Dollars)		54.7
Earnout shares liability (in Dollars)		53.7
Aggregate payment (in Dollars)		112.7
Business Combination [Member]
Recapitalization [Line Items]
Gross proceeds (in Dollars)		$ 5.0
Legacy Montana’s [Member]
Recapitalization [Line Items]
Total outstanding percentage		18.00%
Volume Weighted Average Price [Member]
Recapitalization [Line Items]
Vested shares		690,368
Bloomberg L.P. [Member]
Recapitalization [Line Items]
Vested shares		690,368
PIPE Investment [Member]
Recapitalization [Line Items]
Other fees total (in Dollars)		$ 7.5
Class A Common Stock [Member]
Recapitalization [Line Items]
Newly issued shares price per share (in Dollars per share)		$ 10
Total outstanding percentage		100.00%
Vesting shares		5,447,233
Weighted average price, vesting per share (in Dollars per share)		$ 12
Number of shares agreed to sell	588,235
Common stock share issued		55,928,661		32,731,583
Warrants issued			705,758
Redemption of shares		10,381,983
Class A Common Stock [Member] | Common Stock [Member]
Recapitalization [Line Items]
Vesting shares		690,368
Weighted average price, vesting per share (in Dollars per share)		$ 14
Class A Common Stock [Member] | True Up Shares [Member]
Recapitalization [Line Items]
Common stock share issued	840,336
Class A Common Stock [Member] | Sponsor [Member]
Recapitalization [Line Items]
Number of shares owned		6,827,969
Class B Common Stock [Member]
Recapitalization [Line Items]
Total outstanding percentage		7.00%
Common stock share issued		0		4,759,642
Public Warrants [Member]
Recapitalization [Line Items]
Warrants issued		14,375,000
Private Placement Warrant [Member]
Recapitalization [Line Items]
Warrants issued		11,125,000